Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $20,062.4 at 2011 and $20,237.9 at 2010)	$ 21,400.7	$ 20,968.2
Fixed maturities at fair value using the fair value option	335.0	237.7
Equity securities, available-for-sale, at fair value (cost of $26.7 at 2011 and $59.2 at 2010)	27.7	66.1
Short-term investments	2,397.0	939.2
Mortgage loans on real estate	3,137.3	2,967.9
Policy loans	112.0	122.1
Loan - Dutch State obligation	658.2	843.9
Limited partnerships/corporations	305.4	295.8
Derivatives	1,609.1	236.5
Other investments	82.2	82.1
Securities pledged (amortized cost of $965.0 at 2011 and $886.6 at 2010)	1,012.8	889.4
Total investments	31,077.4	27,648.9
Cash and cash equivalents	121.2	71.5
Short-term investments under securities loan agreement, including collateral delivered	248.3	145.1
Accrued investment income	233.3	233.4
Receivable for securities sold	32.4	16.9
Premium receivable	28.2	38.0
Deposits and reinsurance recoverable	4,068.6	3,482.0
Deferred policy acquisition costs, Value of business acquired, and Sales inducements to contract owners	4,396.5	3,495.4
Short-term loan to affiliate	535.9	593.6
Due from affiliates	363.5	90.5
Current income taxes recoverable from Parent	204.0	0
Deferred income taxes	38.6	29.7
Other assets	394.6	431.2
Assets held in separate accounts	39,356.9	44,413.3
Total assets	81,099.4	80,689.5
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	29,708.3	27,354.8
Payable for securities purchased	0.4	3.1
Payables under securities loan agreement, including collateral held	1,069.4	203.0
Long-term debt	435.0	435.0
Due to affiliates	128.9	120.3
Funds held under reinsurance treaties with affiliates	5,456.4	3,498.2
Current income taxes payable to Parent	0	79.2
Other liabilities	808.0	738.8
Liabilities related to separate accounts	39,356.9	44,413.3
Total liabilities	76,963.3	76,845.7
Shareholder's equity:
Common stock (250,000 shares authorized, issued and outstanding; $10 per share value)	2.5	2.5
Additional paid-in capital	5,971.6	5,921.7
Accumulated other comprehensive income (loss)	245.1	154.8
Retained earnings (deficit)	(2,083.1)	(2,235.2)
Total shareholder's equity	4,136.1	3,843.8
Total liabilities and shareholder's equity	$ 81,099.4	$ 80,689.5